Summary of Significant Accounting Policies - Summary of Customers Accounting for 10% or More of Accounts Receivable, Net (Detail) (Credit Concentration Risk [Member], CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Customer A [Member]
Revenue, Major Customer [Line Items]
Accounts receivable, net	16,397,159	13,447,447
Customer B [Member]
Revenue, Major Customer [Line Items]
Accounts receivable, net	15,800,361
Accounts Receivable [Member] | Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	19.00%	29.00%
Accounts Receivable [Member] | Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	19.00%